Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in Institutional Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares, and therefore the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2011.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for periods or portions of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the returns for the Global Fund's No Load Class. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2011.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Global Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	37.66%
Worst Quarter:	2008	Q3	-20.53%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1999
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1999
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.89%
Other Expenses	rr_OtherExpensesOverAssets	2.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,486
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	33.56%
Annual Return 2004	rr_AnnualReturn2004	7.67%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	16.90%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	(50.72%)
Annual Return 2009	rr_AnnualReturn2009	66.86%
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2011	rr_AnnualReturn2011	(15.41%)
Annual Return 2012	rr_AnnualReturn2012	23.16%
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1999
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.24%)	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.28%)	[1]

[1]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.